Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Values of the Financial Instruments	The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:
	Carrying amount			Fair value
	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	RM	RM	RM

Assets
Financial assets, at fair value through profit or loss	1,309,134	72,295	72,793	1,309,134	72,295	72,793
Financial assets, at fair value through other comprehensive income	34,221,879	12,819,747	38,368,829	34,221,879	12,819,747	38,368,829

Liabilities
Warrant liabilities	-	-	1,964,335	-	-	1,964,335

Schedule of Fair Value Measurement Hierarchy	The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM

December 31, 2022
Financial assets, at fair value through profit or loss	-	-	72,295	72,295
Financial assets, at fair value through other comprehensive income	12,819,747	-	-	12,819,747

December 31, 2023
Financial assets, at fair value through profit or loss	-	-	72,793	72,793
Financial assets, at fair value through other comprehensive income	36	-	38,368,793	38,368,829
Financial liabilities, at fair value through profit or loss	-	1,964,335	-	1,964,335

Schedule of Movements in Fair Value Measurements	The movements in fair value measurements within Level 1 during the years are as follow:
	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD

Financial assets, at fair value through other comprehensive income
At January 1	-	34,221,879	12,819,747	2,793,399
Addition	6,398,987	-	369,967	80,615
Disposal	-	-	(13,891,379)	(3,026,906)
Total unrealized gain recognized in other comprehensive income/(loss)	27,822,892	(21,402,132)	701,701	152,900
At December 31	34,221,879	12,819,747	36	8
	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD

Financial assets, at fair value through other comprehensive income
At January 1	-	-	-	-
Addition	-	-	50,122,334	10,921,564
Disposal	-	-	(13,531,633)	(2,948,518)
Total unrealized gain recognized in other comprehensive income	-	-	1,676,880	365,388
Currency realignment	-	-	101,212	22,055
At December 31	-	-	38,368,793	8,360,489